CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income(Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (8,724)	$ 12	$ 99,304	$ 76	$ (108,116)
Balance, (in shares) at Dec. 31, 2012		11,949,824
Net income (loss), as restated	1,322				1,322
Net unrealized losses on foreign currency translation, net of tax	(2)			(2)
Shareholder rights offering, net	2,771	$ 5	2,766
Shareholder rights offering, net (in shares)		5,000,000
Issuance of restricted stock	0
Issuance of restricted stock (in shares)		340,220
Exercise of warrants	248	$ 1	247
Exercise of warrants (in shares)		791,999
Noncash stock-based compensation	652		652
Balance at Dec. 31, 2013	(3,719)	$ 18	102,983	74	(106,794)
Balance (in shares) at Dec. 31, 2013		18,082,043
Warrant modification	14		14
Net income (loss), as restated	(7,371)				(7,371)
Net unrealized losses on foreign currency translation, net of tax	(2)			(2)
Shareholder rights offering, net	4,866	$ 12	4,854
Shareholder rights offering, net (in shares)		12,140,823
Issuance of restricted stock	0
Issuance of restricted stock (in shares)		132,077
Exercise of warrants	15		15
Exercise of warrants (in shares)		36,570
Noncash stock-based compensation	530		530
Balance at Dec. 31, 2014	(5,681)	$ 30	108,382	72	(114,165)
Balance (in shares) at Dec. 31, 2014		30,391,513
Net income (loss), as restated	243				243
Exercise of warrants	1		1
Exercise of warrants (in shares)		967
Noncash stock-based compensation	26		26
Balance at Mar. 31, 2015	$ (5,411)	$ 30	$ 108,409	$ 72	$ (113,922)
Balance (in shares) at Mar. 31, 2015		30,392,480